Insurance Contracts - Summary of Concentration of Insurance Risk (Details) - Insurance risk - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Domestic
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	₩ 23,947,370	₩ 21,773,587
After reinsurance mitigation	22,531,396	20,352,035
Domestic | Fire
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	8,422	7,658
After reinsurance mitigation	12,258	10,805
Domestic | Maritime
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	56,463	46,183
After reinsurance mitigation	29,637	29,743
Domestic | Others General insurance
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	1,447,462	1,430,584
After reinsurance mitigation	520,007	435,808
Domestic | Injury, illness, and property
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	15,215,463	12,558,723
After reinsurance mitigation	14,760,447	12,176,990
Domestic | Pension
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	5,211,720	5,630,085
After reinsurance mitigation	5,211,720	5,630,085
Domestic | Others Long-term insurance
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	(217,084)	(72,220)
After reinsurance mitigation	(217,084)	(72,220)
Domestic | Automobile insurance
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	2,224,924	2,172,574
After reinsurance mitigation	2,214,411	2,140,824
United States
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	151,891	174,591
After reinsurance mitigation	3,455	132,953
United States | Fire
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	0	0
After reinsurance mitigation	0	0
United States | Maritime
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	0	0
After reinsurance mitigation	0	0
United States | Others General insurance
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	151,891	174,591
After reinsurance mitigation	3,455	132,953
United States | Injury, illness, and property
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	0	0
After reinsurance mitigation	0	0
United States | Pension
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	0	0
After reinsurance mitigation	0	0
United States | Others Long-term insurance
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	0	0
After reinsurance mitigation	0	0
United States | Automobile insurance
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	0	0
After reinsurance mitigation	0	0
China
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	86,167	30,666
After reinsurance mitigation	26,526	20,689
China | Fire
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	0	0
After reinsurance mitigation	0	0
China | Maritime
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	0	0
After reinsurance mitigation	0	0
China | Others General insurance
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	86,167	30,666
After reinsurance mitigation	26,526	20,689
China | Injury, illness, and property
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	0	0
After reinsurance mitigation	0	0
China | Pension
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	0	0
After reinsurance mitigation	0	0
China | Others Long-term insurance
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	0	0
After reinsurance mitigation	0	0
China | Automobile insurance
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	0	0
After reinsurance mitigation	0	0
Others
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	26,679	16,917
After reinsurance mitigation	8,067	4,978
Others | Fire
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	0	0
After reinsurance mitigation	0	0
Others | Maritime
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	0	0
After reinsurance mitigation	0	0
Others | Others General insurance
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	26,679	16,917
After reinsurance mitigation	8,067	4,978
Others | Injury, illness, and property
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	0	0
After reinsurance mitigation	0	0
Others | Pension
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	0	0
After reinsurance mitigation	0	0
Others | Others Long-term insurance
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	0	0
After reinsurance mitigation	0	0
Others | Automobile insurance
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	0	0
After reinsurance mitigation	₩ 0	₩ 0